10. Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Schedule of antilutive shares
Shares to be issued to consultants	2,083,333
Shares to be issued to Frank Worth Estate	200,000
2,283,333

Stock Option Activity
	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2017	100,000	$0.10
Options granted and assumed	2,183,333	$0.01
Options expired	—	—
Options canceled	—	—
Options exercised	—	—
Balance outstanding, September 30, 2018	2,283,333	$0.01
Balance exercisable, September 30, 2018	2,283,333	$0.01

	Number of Shares	Weighted Average Exercise Price
Balance, December 31, 2016	—	$—
Options granted and assumed	100,000	$$0.10
Options expired	—	—
Options canceled	—	—
Options exercised	—	—
Balance, December 31, 2017	100,000	$$0.10

Stock option activity by exercise price
Exercise	Shares	Shares	Weighted Contractual Life	Weighted Average
Price Range	Outstanding	Exercisable	Remaining (in Years)	Exercise Price
$0.010	2,183,333	2,183,333	9.67	$0.01
$0.100	100,000	100,000	1.28	$0.10